Collateralized transactions	6 Months Ended
Sep. 30, 2018
Collateralized Transactions
Collateralized transactions

5. Collateralized transactions:

Nomura enters into collateralized transactions, including reverse repurchase agreements, repurchase agreements, securities borrowing transactions, securities lending transactions, other secured borrowings and similar transactions mainly to meet clients’ needs, finance trading inventory positions and obtain securities for settlements.

Reverse repurchase agreements, repurchase agreements, securities borrowing transactions and securities lending transactions are typically documented under industry standard master netting agreements which reduce Nomura’s credit exposure to counterparties as they permit the close-out and offset of transactions and collateral amounts in the event of default of the counterparty. For certain centrally-cleared reverse repurchase and repurchase agreements, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing counterparty. In order to support the enforceability of the close-out and offsetting rights within these agreements, Nomura generally seeks to obtain an external legal opinion.

For certain types of counterparty and in certain jurisdictions, Nomura may enter into reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions which are not documented under a master netting agreement. Similarly, even when these transactions are documented under such agreements, Nomura may not have yet sought evidence, or may not be able to obtain evidence to determine with sufficient certainty that the close-out and offsetting rights are legally enforceable. This may be the case where relevant local laws specifically prohibit such close-out and offsetting rights, or where local laws are complex, ambiguous or silent on the enforceability of such rights. This may include reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions executed with certain foreign governments, agencies, municipalities, central clearing counterparties, agent banks and pension funds.

Nomura considers the enforceability of a master netting agreement in determining how credit risk arising from transactions with a specific counterparty is hedged, how counterparty credit exposures are calculated and applied to credit limits and the extent and nature of collateral requirements from the counterparty.

In all of these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese government, agency, mortgage-backed, bank and corporate debt securities and equities. In most cases, Nomura is permitted to use the securities received to enter into repurchase agreements, enter into securities lending transactions or to cover short positions with counterparties. In repurchase and reverse repurchase agreements, the value of collateral typically exceeds the amount of cash transferred. Collateral is generally in the form of securities. Securities borrowing transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities lending transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities either received from or provided to the counterparty. Additional cash or securities are exchanged as necessary, to ensure that such transactions are adequately collateralized throughout the life of the transactions.

Offsetting of certain collateralized transactions

Reverse repurchase agreements and repurchase agreements, securities borrowing and lending transactions with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC 210-20 are met. These criteria include requirements around the maturity of the transactions, the underlying systems on which the collateral is settled, associated banking arrangements and the legal enforceability of close-out and offsetting rights under the master netting agreement.

The following tables present information about offsetting of these transactions in the consolidated balance sheets, together with the extent to which master netting agreements entered into with counterparties and central clearing parties permit additional offsetting in the event of counterparty default. Transactions which are not documented under a master netting agreement or are documented under a master netting agreement for which Nomura does not have sufficient evidence of enforceability are not offset in the following tables.

	Billions of yen
	March 31, 2018
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥29,975	¥6,681	¥34,880	¥2,130
Less: Amounts offset in the consolidated balance sheets(2)	(20,121)	(305)	(20,121)	(305)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥9,854	¥6,376	¥14,759	¥1,825

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(8,657)	(5,247)	(11,886)	(674)
Cash collateral	(33)	—	3	—

Net amount	¥1,164	¥1,129	¥2,876	¥1,151

	Billions of yen
	September 30, 2018
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥34,128	¥4,489	¥37,361	¥1,691
Less: Amounts offset in the consolidated balance sheets(2)	(18,715)	—	(18,715)	—

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥15,413	¥4,489	¥18,646	¥1,691

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(13,524)	(3,515)	(13,576)	(1,522)
Cash collateral	(4)	—	—	—

Net amount	¥1,885	¥974	¥5,070	¥169

(1)

Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2018, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,039 billion and ¥2,827 billion, respectively. As of March 31, 2018, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,049 billion and ¥177 billion, respectively. As of September 30, 2018, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥923 billion and ¥4,133 billion, respectively. As of September 30, 2018, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥890 billion and ¥153 billion, respectively.

(2)

Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.

(3)

Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.

(4)

Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

The following table presents an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by remaining contractual maturity of the agreement as of March 31, 2018 and September 30, 2018. Amounts reported are shown prior to counterparty netting in accordance with ASC 210-20.

	Billions of yen
	March 31, 2018
	Overnight and open(1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥13,237	¥17,789	¥2,099	¥1,415	¥340	¥34,880
Securities lending transactions	1,495	227	182	156	70	2,130

Total gross recognized liabilities(2)	¥14,732	¥18,016	¥2,281	¥1,571	¥410	¥37,010

	Billions of yen
	September 30, 2018
	Overnight and open(1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥14,056	¥18,495	¥2,587	¥1,880	¥343	¥37,361
Securities lending transactions	1,086	212	145	178	70	1,691

Total gross recognized liabilities(2)	¥15,142	¥18,707	¥2,732	¥2,058	¥413	¥39,052

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)

Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

The following table presents an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by class of securities transferred by Nomura to counterparties as of March 31, 2018 and September 30, 2018. Amounts reported are shown prior to counterparty netting in accordance with ASC 210-20.

	Billions of yen
	March 31, 2018
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥187	¥1,556	¥1,743
Japanese government, agency and municipal securities	980	306	1,286
Foreign government, agency and municipal securities	27,818	135	27,953
Bank and corporate debt securities	2,334	34	2,368
Commercial mortgage-backed securities (“CMBS”)	2	—	2
Residential mortgage-backed securities (“RMBS”)(1)	3,421	—	3,421
Collateralized debt obligations (“CDOs”) and other	130	—	130
Investment trust funds and other	8	99	107

Total gross recognized liabilities(2)	¥34,880	¥2,130	¥37,010

	Billions of yen
	September 30, 2018
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥109	¥1,369	¥1,478
Japanese government, agency and municipal securities	1,407	—	1,407
Foreign government, agency and municipal securities	28,389	34	28,423
Bank and corporate debt securities	2,455	91	2,546
Commercial mortgage-backed securities (“CMBS”)	14	—	14
Residential mortgage-backed securities (“RMBS”)(1)	4,863	—	4,863
Collateralized debt obligations (“CDOs”) and other	109	—	109
Investment trust funds and other	15	197	212

Total gross recognized liabilities(2)	¥37,361	¥1,691	¥39,052

(1)	Includes ¥3,351 billion as of March 31, 2018 and ¥4,752 billion as of September 30, 2018 of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations.
(2)

Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Collateral received by Nomura

The following table presents the fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral, which Nomura is permitted to sell or repledge, and the portion that has been sold or repledged as of March 31, 2018 and September 30, 2018.

	Billions of yen
	March 31, 2018	September 30, 2018
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥48,434	¥49,097
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	40,420	39,742

Collateral pledged by Nomura

Nomura pledges firm-owned securities to collateralize repurchase transactions, other secured financings and derivative transactions. Pledged securities that can be sold or repledged by the transferee, including Gensaki Repo transactions, are reported in parentheses as Securities pledged as collateral within Trading assets in the consolidated balance sheets.

The following table presents the carrying amounts of financial assets recognized in the consolidated balance sheets which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them by type of asset as of March 31, 2018 and September 30, 2018.

	Millions of yen
	March 31, 2018	September 30, 2018
Trading assets:
Equities and convertible securities	¥156,429	¥155,946
Government and government agency securities	956,089	1,258,903
Bank and corporate debt securities	65,864	94,324
Commercial mortgage-backed securities (“CMBS”)	1	1
Residential mortgage-backed securities (“RMBS”)	2,618,336	3,527,573
Collateralized debt obligations (“CDO”) and other(1)	30,497	7,175
Investment trust funds and other	7,689	13,544

	¥3,834,905	¥5,057,466

Non-trading debt securities	¥23,566	¥1,032
Investments in and advances to affiliated companies	¥12,042	¥12,506

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.

The following table presents the carrying amount of financial and non-financial assets recognized in the consolidated balance sheets, other than those disclosed above, which are subject to lien as of March 31, 2018 and September 30, 2018.

	Millions of yen
	March 31, 2018	September 30, 2018
Loans and receivables	¥15,573	¥28,442
Trading assets	1,456,140	1,451,973
Office buildings, land, equipment and facilities	5,585	144
Non-trading debt securities	192,046	142,277
Other	112	69

	¥1,669,456	¥1,622,905

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs, trading balances of secured borrowings, and derivative transactions.